NORTHERN LIGHTS FUND TRUST

August 29, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Chadwick & D’Amato Fund
Zeo Strategic Income Fund
KCM Macro Trends Fund
Athena Value Fund
Eagle MLP Strategy Fund
Pacific Financial Core Equity Fund
Pacific Financial Explore Fund
Pacific Financial International Fund
Pacific Financial Strategic Conservative Fund
Pacific Financial Tactical Fund
Pacific Financial Faith & Values Based Moderate Fund
Pacific Financial Dynamic Allocation Fund
Pacific Flexible Growth & Income Fund
EAS Crow Point Alternatives Fund
CMG Mauldin Solutions Core Fund
CMG Tactical Bond Fund
CMG Tactical All Asset Strategy Fund

Post-Effective Amendment No. 988,989,990,991,992,993,994 & 995 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Chadwick & D’Amato Fund, Zeo Strategic Income Fund, KCM Macro Trends Fund, Athena Value Fund, Eagle MLP Strategy Fund, Pacific Financial Core Equity Fund, Pacific Financial Explore Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Dynamic Allocation Fund, Pacific Flexible Growth & Income Fund, EAS Crow Point Alternatives Fund, CMG Mauldin Solutions Core Fund, CMG Tactical Bond Fund, CMG Tactical All Asset Strategy Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Chadwick & D’Amato Fund	988	0001580642-17-004616	August 25, 2017
Zeo Strategic Income Fund	989	0001580642-17-004619	August 25, 2017
KCM Macro Trends Fund	990	0001580642-17-004620	August 25, 2017
Athena Value Fund	991	0001580642-17-004623	August 25, 2017
Eagle MLP Strategy Fund	992	0001580642-17-004626	August 25, 2017
Pacific Financial Core Equity Fund	993	0001580642-17-004642	August 28, 2017
Pacific Financial Explore Fund	993	0001580642-17-004642	August 28, 2017
Pacific Financial International Fund	993	0001580642-17-004642	August 28, 2017
Pacific Financial Strategic Conservative Fund	993	0001580642-17-004642	August 28, 2017
Pacific Financial Tactical Fund	993	0001580642-17-004642	August 28, 2017
Pacific Financial Faith & Values Based Moderate Fund	993	0001580642-17-004642	August 28, 2017
Pacific Financial Dynamic Allocation Fund	993	0001580642-17-004642	August 28, 2017
Pacific Flexible Growth & Income Fund	993	0001580642-17-004642	August 28, 2017
EAS Crow Point Alternatives Fund	994	0001580642-17-004646	August 28, 2017
CMG Mauldin Solutions Core Fund	995	0001580642-17-004658	August 28, 2017
CMG Tactical Bond Fund	995	0001580642-17-004658	August 28, 2017
CMG Tactical All Asset Strategy Fund	995	0001580642-17-004658	August 28, 2017

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary